Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Variable Interest Entity [Line Items]
Total assets	¥ 392,246,703	¥ 381,735,733
Total liabilities	374,789,309	365,269,566
Non-consolidated VIEs
Variable Interest Entity [Line Items]
Total assets	309,613,284	247,954,971
Maximum exposure	32,834,986	27,220,521
Total assets	24,304,789	20,616,842
Trading account assets	2,189,535	1,455,494
Investment securities	5,178,269	5,014,606
Loans	16,223,852	13,513,611
All other assets	713,133	633,131
Total liabilities	476,303	295,113
All other liabilities	476,303	295,113
Non-consolidated VIEs | Asset-backed conduits
Variable Interest Entity [Line Items]
Total assets	47,471,678	41,001,958
Maximum exposure	9,089,567	8,062,589
Total assets	7,124,602	6,384,079
Trading account assets	12,163	21,719
Investment securities	2,157,156	2,205,877
Loans	4,942,714	4,142,995
All other assets	12,569	13,488
Total liabilities	18,936	10,823
All other liabilities	18,936	10,823
Non-consolidated VIEs | Investment funds
Variable Interest Entity [Line Items]
Total assets	96,500,851	55,386,213
Maximum exposure	6,697,234	4,930,989
Total assets	4,355,603	3,446,109
Trading account assets	452,953	262,312
Investment securities	168,683	120,436
Loans	3,310,669	2,710,177
All other assets	423,298	353,184
Total liabilities	42,092	27,606
All other liabilities	42,092	27,606
Non-consolidated VIEs | Special purpose entities created for structured financing
Variable Interest Entity [Line Items]
Total assets	66,635,155	54,543,066
Maximum exposure	7,309,836	5,864,814
Total assets	4,838,196	3,907,598
Trading account assets	66,104	80,382
Investment securities	43,255	39,357
Loans	4,685,051	3,749,670
All other assets	43,786	38,189
Total liabilities	382,651	208,100
All other liabilities	382,651	208,100
Non-consolidated VIEs | Repackaged instruments
Variable Interest Entity [Line Items]
Total assets	9,710,418	9,034,058
Maximum exposure	5,016,578	4,372,581
Total assets	4,846,411	4,117,969
Trading account assets	1,436,901	944,795
Investment securities	2,805,459	2,641,384
Loans	427,025	386,793
All other assets	177,026	144,997
Total liabilities	1,342	2,230
All other liabilities	1,342	2,230
Non-consolidated VIEs | Other
Variable Interest Entity [Line Items]
Total assets	89,295,182	87,989,676
Maximum exposure	4,721,771	3,989,548
Total assets	3,139,977	2,761,087
Trading account assets	221,414	146,286
Investment securities	3,716	7,552
Loans	2,858,393	2,523,976
All other assets	56,454	83,273
Total liabilities	31,282	46,354
All other liabilities	¥ 31,282	¥ 46,354